Trade and Other Receivables (Details 1) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	$ 116,228,901	$ 120,374,988
Financing Receivables Within Three Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	11,693,858	54,555,488
Financing Receivables From Three to Six Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	13,267,620	52,203,130
Financing Receivables Past Due Over Six Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	$ 91,267,423	$ 13,616,370